COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease commitments

Future minimum lease commitments due for facilities under non-cancellable operating leases at December 31, 2015 are as follows:

Operating Leases
2016	$163,685
2017	168,781
2018	122,390
2019 and thereafter	25,499
Total minimum lease payments	$480,355